Cost Method Investments	6 Months Ended
Jun. 30, 2022
Cost and Method Investments Disclosure [Abstract]
Cost method investments

Note 10 — Cost method investments

Cost method investments consist of the following:

	December 31, 2021	June 30, 2022	June 30, 2022
	RMB	RMB (Unaudited)	USD (Unaudited)
9.0% Investment (1 company in the AR and virtual reality (“VR”) areas)	45,000,000	45,000,000	6,705,009
8.0% Investment (2 companies in the AR and VR areas)	1,100,000	1,100,000	163,900
6.0% Investment (1 company in the AR, VR, software and robotic areas)	600,000	600,000	89,400
5.5% Investment (1 company in the AR, VR and game areas)	600,000	600,000	89,400
5.0% Investment (21 and 22 companies in the AR, VR and digital marketing areas as of December 31, 2020 and 2021)	51,000,000	51,000,000	7,688,411
4.5% Investment (1 company in the VR medical treatment areas)	200,000	200,000	29,800
4.0% Investment (14 companies in the AR, VR, 3D animation and software areas)	8,400,000	8,400,000	1,251,602
3.5% Investment (2 companies in the AR and VR areas)	1,200,000	1,200,000	178,800
3.0% Investment (5 companies in the AR, VR and 3D animation areas)	3,900,000	3,900,000	581,101
2.55% Investment (1 company in the AR, VR and 3D animation areas)	—	13,422,800	2,000,000

2.0% Investment (4 companies in the AR, VR, 3D animation and software areas)	1,200,000	36,700,000	5,468,308
1.0% Investment (5 companies in the AR, VR, 3D animation, hardware and software areas)	1,450,000	1,450,000	216,050
Total	114,650,000	164,172,800	24,461,781

For the six months ended June 30, 2021 and 2022, the Company purchased nil and RMB 49,067,000 (USD 7,310,993) in cost method investments, respectively.